Affiliated companies and other equity-method investees - Additional information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Subsequent Event [Member]
Subsidiary or Equity Method Investee [Line Items]
Gain on sale of land and buildings	¥ 56,144
NRI [Member] | Equity Investments [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage		23.00%	23.00%
NREH [Member]
Subsidiary or Equity Method Investee [Line Items]
Difference between the carrying amount of the equity method investment and the underlying equity in net assets		¥ 31,576	¥ 27,053
NREH [Member] | Equity Investments [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage		37.20%	37.50%